Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

September 30, 2019

VIPGRO-QTLY-1119
1.808783.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 16.1%
Entertainment - 2.4%
Activision Blizzard, Inc.	101,600	$5,376,672
Electronic Arts, Inc. (a)	47,700	4,666,014
Netflix, Inc. (a)	28,600	7,653,932
Take-Two Interactive Software, Inc. (a)	24,300	3,045,762
The Walt Disney Co.	84,900	11,064,168
		31,806,548
Interactive Media & Services - 11.3%
Alphabet, Inc.:
Class A (a)	17,802	21,738,734
Class C (a)	55,063	67,121,797
CarGurus, Inc. Class A (a)	357,700	11,070,815
Facebook, Inc. Class A (a)	246,110	43,827,269
IAC/InterActiveCorp (a)	24,200	5,274,874
Zillow Group, Inc. Class A (a)	9,000	265,905
		149,299,394
Media - 1.1%
Charter Communications, Inc. Class A (a)	10,163	4,188,376
Comcast Corp. Class A	243,800	10,990,504
		15,178,880
Wireless Telecommunication Services - 1.3%
T-Mobile U.S., Inc. (a)	224,200	17,660,234

TOTAL COMMUNICATION SERVICES		213,945,056

CONSUMER DISCRETIONARY - 18.0%
Automobiles - 1.5%
Tesla, Inc. (a)(b)	82,597	19,895,139
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A	16,899	856,610
Hotels, Restaurants & Leisure - 0.9%
Hilton Grand Vacations, Inc. (a)	53,229	1,703,328
Planet Fitness, Inc. (a)	38,700	2,239,569
Sea Ltd. ADR (a)(b)	266,200	8,238,890
Starbucks Corp.	1,400	123,788
		12,305,575
Household Durables - 1.0%
Roku, Inc. Class A (a)	128,800	13,106,688
Internet & Direct Marketing Retail - 10.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	102,700	17,174,521
Amazon.com, Inc. (a)	39,273	68,174,393
Meituan Dianping Class B	873,300	8,924,982
MercadoLibre, Inc. (a)	13,000	7,165,990
Naspers Ltd. Class N	25,400	3,845,794
Pinduoduo, Inc. ADR (a)	537,900	17,331,138
The Booking Holdings, Inc. (a)	6,150	12,070,052
The RealReal, Inc.	53,180	1,189,105
Waitr Holdings, Inc. (a)(b)	1,021,900	1,313,142
Wayfair LLC Class A (a)	49,202	5,516,528
		142,705,645
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	27,000	3,082,320
Specialty Retail - 3.2%
Carvana Co. Class A (a)(b)	429,119	28,321,854
Floor & Decor Holdings, Inc. Class A (a)	127,900	6,542,085
Lowe's Companies, Inc.	52,700	5,794,892
The Home Depot, Inc.	9,110	2,113,702
		42,772,533
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. (a)(c)(d)	1,326	66,671
lululemon athletica, Inc. (a)	20,872	4,018,486
		4,085,157

TOTAL CONSUMER DISCRETIONARY		238,809,667

CONSUMER STAPLES - 2.1%
Beverages - 0.5%
Budweiser Brewing Co. APAC Ltd. (a)(e)	172,100	619,215
Fever-Tree Drinks PLC	167,385	4,986,733
Monster Beverage Corp. (a)	24,000	1,393,440
		6,999,388
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	166,900	4,317,703
Performance Food Group Co. (a)	76,408	3,515,532
Walmart, Inc.	900	106,812
		7,940,047
Food Products - 0.1%
Beyond Meat, Inc. (b)	8,500	1,263,270
Personal Products - 0.1%
Unilever NV	18,800	1,128,891
Tobacco - 0.8%
Altria Group, Inc.	254,000	10,388,600
JUUL Labs, Inc. (a)(c)(d)	560	82,348
		10,470,948

TOTAL CONSUMER STAPLES		27,802,544

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	780,565	14,720,189
FINANCIALS - 4.7%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	67,000	3,822,350
Capital Markets - 1.2%
BlackRock, Inc. Class A	4,500	2,005,380
Cboe Global Markets, Inc.	30,900	3,550,719
Charles Schwab Corp.	104,600	4,375,418
MSCI, Inc.	6,700	1,458,925
TD Ameritrade Holding Corp.	87,800	4,100,260
		15,490,702
Consumer Finance - 0.2%
Synchrony Financial	93,600	3,190,824
Diversified Financial Services - 1.4%
GDS Holdings Ltd. ADR (a)(b)	422,800	16,945,824
Prosus NV (a)	26,300	1,930,634
		18,876,458
Thrifts & Mortgage Finance - 1.6%
LendingTree, Inc. (a)(b)	67,700	21,016,111

TOTAL FINANCIALS		62,396,445

HEALTH CARE - 12.5%
Biotechnology - 4.9%
AbbVie, Inc.	69,300	5,247,396
ACADIA Pharmaceuticals, Inc. (a)	65,518	2,357,993
Acorda Therapeutics, Inc. (a)	60,800	174,496
Agios Pharmaceuticals, Inc. (a)	13,800	447,120
Aimmune Therapeutics, Inc. (a)	13,100	274,314
Alexion Pharmaceuticals, Inc. (a)	104,252	10,210,441
Alnylam Pharmaceuticals, Inc. (a)	42,303	3,402,007
AnaptysBio, Inc. (a)	15,252	533,667
Argenx SE ADR (a)	2,000	227,920
Ascendis Pharma A/S sponsored ADR (a)	13,500	1,300,320
BeiGene Ltd. (a)	35,000	335,366
bluebird bio, Inc. (a)	13,530	1,242,325
Blueprint Medicines Corp. (a)	5,800	426,126
Celgene Corp. (a)	30,900	3,068,370
Crinetics Pharmaceuticals, Inc. (a)	59,014	887,571
FibroGen, Inc. (a)	92,700	3,428,046
Gritstone Oncology, Inc.	73,900	638,127
Heron Therapeutics, Inc. (a)	69,300	1,282,050
Insmed, Inc. (a)	307,142	5,417,985
Intercept Pharmaceuticals, Inc. (a)	12,200	809,592
La Jolla Pharmaceutical Co. (a)	104,870	922,856
Neurocrine Biosciences, Inc. (a)	41,788	3,765,517
Sage Therapeutics, Inc. (a)	12,800	1,795,712
Sarepta Therapeutics, Inc. (a)	48,000	3,615,360
TransMedics Group, Inc.	122,146	2,900,968
Vertex Pharmaceuticals, Inc. (a)	62,400	10,571,808
		65,283,453
Health Care Equipment & Supplies - 3.7%
Becton, Dickinson & Co.	31,100	7,867,056
Boston Scientific Corp. (a)	292,000	11,881,480
DexCom, Inc. (a)	24,400	3,641,456
Insulet Corp. (a)	25,000	4,123,250
Intuitive Surgical, Inc. (a)	9,600	5,183,328
Masimo Corp. (a)	22,800	3,392,412
Novocure Ltd. (a)	79,600	5,952,488
Penumbra, Inc. (a)	29,400	3,954,006
SmileDirectClub, Inc. (a)	207,600	2,881,488
Wright Medical Group NV (a)	16,000	330,080
		49,207,044
Health Care Providers & Services - 2.9%
Centene Corp. (a)	29,400	1,271,844
Cigna Corp.	27,100	4,113,509
G1 Therapeutics, Inc. (a)	26,600	605,948
Guardant Health, Inc.	6,200	395,746
Humana, Inc.	43,900	11,223,913
OptiNose, Inc. (a)	14,800	103,600
UnitedHealth Group, Inc.	97,400	21,166,968
		38,881,528
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	7,600	383,040
Avantor, Inc.	141,100	2,074,170
Bruker Corp.	17,000	746,810
		3,204,020
Pharmaceuticals - 0.7%
AstraZeneca PLC sponsored ADR	14,600	650,722
Bristol-Myers Squibb Co.	50,400	2,555,784
Nabriva Therapeutics PLC (a)(b)	770,000	1,540,000
Nektar Therapeutics (a)	64,500	1,174,868
Roche Holding AG (participation certificate)	8,250	2,402,109
TherapeuticsMD, Inc. (a)(b)	120,000	435,600
Theravance Biopharma, Inc. (a)	35,000	681,800
		9,440,883

TOTAL HEALTH CARE		166,016,928

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	5,800	2,173,782
Airlines - 1.0%
JetBlue Airways Corp. (a)	281,300	4,711,775
Spirit Airlines, Inc. (a)	250,900	9,107,670
		13,819,445
Electrical Equipment - 0.5%
Sunrun, Inc. (a)	203,766	3,403,911
Vestas Wind Systems A/S	36,100	2,802,645
		6,206,556
Machinery - 0.2%
Minebea Mitsumi, Inc.	199,000	3,176,751
Professional Services - 0.4%
TransUnion Holding Co., Inc.	58,600	4,753,046
Road & Rail - 0.5%
Lyft, Inc. (b)	134,312	5,485,302
Uber Technologies, Inc.	65,393	1,892,898
		7,378,200

TOTAL INDUSTRIALS		37,507,780

INFORMATION TECHNOLOGY - 38.6%
Electronic Equipment & Components - 0.2%
TTM Technologies, Inc. (a)	241,190	2,941,312
IT Services - 9.1%
Adyen BV (a)(e)	1,436	945,988
Alliance Data Systems Corp.	80,700	10,340,091
Elastic NV (b)	47,600	3,919,384
EPAM Systems, Inc. (a)	10,800	1,969,056
Fidelity National Information Services, Inc.	39,087	5,189,190
Genpact Ltd.	23,300	902,875
Global Payments, Inc.	53,000	8,427,000
GoDaddy, Inc. (a)	175,520	11,580,810
MasterCard, Inc. Class A	68,500	18,602,545
MongoDB, Inc. Class A (a)(b)	32,318	3,893,673
Okta, Inc. (a)	18,600	1,831,356
PagSeguro Digital Ltd. (a)	15,600	722,436
PayPal Holdings, Inc. (a)	110,600	11,457,054
Twilio, Inc. Class A (a)	9,900	1,088,604
Visa, Inc. Class A	119,100	20,486,391
Wix.com Ltd. (a)	161,807	18,889,349
		120,245,802
Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	15,300	1,709,469
Applied Materials, Inc.	165,200	8,243,480
Broadcom, Inc.	25,700	7,094,999
Lam Research Corp.	47,200	10,908,392
Marvell Technology Group Ltd.	514,900	12,857,053
Micron Technology, Inc. (a)	264,600	11,338,110
NVIDIA Corp.	108,800	18,938,816
NXP Semiconductors NV	146,000	15,931,520
ON Semiconductor Corp. (a)	247,800	4,760,238
Qualcomm, Inc.	39,400	3,005,432
Skyworks Solutions, Inc.	1,700	134,725
SolarEdge Technologies, Inc. (a)	5,300	443,716
		95,365,950
Software - 16.8%
Adobe, Inc. (a)	63,800	17,624,750
Anaplan, Inc.	42,700	2,006,900
Autodesk, Inc. (a)	79,800	11,786,460
Cloudflare, Inc. (a)	6,900	128,133
Cloudflare, Inc.	22,697	379,335
Coupa Software, Inc. (a)	25,200	3,265,164
Datadog, Inc. Class A (a)	24,500	830,795
DocuSign, Inc. (a)	60,900	3,770,928
HubSpot, Inc. (a)	14,900	2,258,989
Intuit, Inc.	20,400	5,425,176
Lightspeed POS, Inc. (a)	142,900	3,304,869
Microsoft Corp.	779,249	108,338,987
Q2 Holdings, Inc. (a)	3,900	307,593
RingCentral, Inc. (a)	10,500	1,319,430
Salesforce.com, Inc. (a)	218,371	32,414,991
ServiceNow, Inc. (a)	25,200	6,397,020
SS&C Technologies Holdings, Inc.	39,800	2,052,486
The Trade Desk, Inc. (a)(b)	79,800	14,966,490
Workday, Inc. Class A (a)	24,900	4,232,004
Xero Ltd. (a)	3,200	134,536
Zendesk, Inc. (a)	9,100	663,208
Zoom Video Communications, Inc. Class A (b)	13,100	998,220
		222,606,464
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	296,743	66,461,530
Western Digital Corp.	64,700	3,858,708
		70,320,238

TOTAL INFORMATION TECHNOLOGY		511,479,766

MATERIALS - 0.8%
Chemicals - 0.8%
LG Chemical Ltd.	21,831	5,452,652
Olin Corp.	181,700	3,401,424
The Chemours Co. LLC	160,000	2,390,400
		11,244,476
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	30,200	6,678,126
Equinix, Inc.	5,900	3,403,120
		10,081,246
Real Estate Management & Development - 0.0%
Redfin Corp. (a)(b)	16,200	272,808

TOTAL REAL ESTATE		10,354,054

UTILITIES - 0.6%
Electric Utilities - 0.5%
NextEra Energy, Inc.	14,400	3,355,056
ORSTED A/S (e)	26,800	2,490,658
		5,845,714
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (b)	139,600	1,500,700

TOTAL UTILITIES		7,346,414

TOTAL COMMON STOCKS
(Cost $921,855,570)		1,301,623,319

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (a)(c)(d)	1,673,000	405,703
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	523	26,296
Series B (c)(d)	92	4,626
Series C (c)(d)	878	44,146
		75,068
TOTAL CONSUMER DISCRETIONARY		480,771
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (c)(d)	749	12,808
Series D (c)(d)	12,050	206,055
Series I (c)(d)	28,401	485,657
		704,520
Tobacco - 1.5%
JUUL Labs, Inc.:
Series C (a)(c)(d)	131,549	19,344,280
Series D (a)(c)(d)	741	108,964
		19,453,244
TOTAL CONSUMER STAPLES		20,157,764
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	65,670	615,840
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (c)(d)(f)	398,600	307,472
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (a)(c)(d)	3,941	843,374
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	28,666	300,878

TOTAL CONVERTIBLE PREFERRED STOCKS		22,706,099

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	281	14,129
TOTAL PREFERRED STOCKS
(Cost $2,997,909)		22,720,228

Money Market Funds - 7.6%
Fidelity Cash Central Fund 1.96% (g)	3,728,575	3,729,321
Fidelity Securities Lending Cash Central Fund 1.96% (g)(h)	96,648,701	96,658,366
TOTAL MONEY MARKET FUNDS
(Cost $100,387,687)		100,387,687
TOTAL INVESTMENT IN SECURITIES - 107.4%
(Cost $1,025,241,166)		1,424,731,234
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(97,878,369)
NET ASSETS - 100%		$1,326,852,865

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,869,247 or 1.7% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,055,861 or 0.3% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$72,712
Allbirds, Inc.	10/9/18	$15,409
Allbirds, Inc. Series A	10/9/18	$28,679
Allbirds, Inc. Series B	10/9/18	$5,045
Allbirds, Inc. Series C	10/9/18	$48,146
Clover Health Series D	6/7/17	$615,840
JUUL Labs, Inc.	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$305,891
Nuvation Bio, Inc. Series A	6/17/19	$307,472
Sonder Canada, Inc. Series D	5/21/19	$300,878
Space Exploration Technologies Corp. Series I	4/5/18	$666,029
Sweetgreen, Inc. Series C	9/13/19	$12,808
Sweetgreen, Inc. Series D	9/13/19	$206,055
Sweetgreen, Inc. Series I	9/13/19	$485,657

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$223,613
Fidelity Securities Lending Cash Central Fund	457,991
Total	$681,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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